INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

4.              INVENTORIES

Inventories consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$

Raw materials	11,099,173	20,245,059	27,629,870
Work in progress	22,649,446	32,752,761	16,294,428
Finished goods	47,405,140	26,128,246	169,620,871
Goods delivered under installment sales	—	—	36,233,560
Total	81,153,759	79,126,066	249,778,729

In 2009, 2010 and 2011, inventory was written down by $23,127,176, $10,195,272 and $22,242,087, respectively, to reflect the lower of cost or market. The goods delivered under installment sales represents goods delivered to customers under sales contract in accordance with installment payments schedule which has not met the revenue recognition criteria.